Income Taxes - Effective tax rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statutory federal income tax rate (as a percent)	21.00%	21.00%
State taxes, net of federal tax benefit (as a percent)	3.19%	7.13%
Change in valuation allowance (as a percent)	(11.13%)	(25.56%)
Total	0.00%	0.00%
Star Peak Energy Transition Corp [Member]
Statutory federal income tax rate (as a percent)	21.00%	21.00%
Change in fair value of derivative warrant liabilities	(20.40%)
State taxes, net of federal tax benefit (as a percent)	0.00%	0.00%
Change in valuation allowance (as a percent)	(0.60%)	(21.00%)
Total	0.00%	0.00%